Loss per share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Loss per share
Note 18 - Loss per share

The following is a reconciliation of the basic and diluted loss per share computation:

	For the year ended December 31,
	2016	2015	2014

Net loss for earnings per share	$(5,047)	$(2,418)	$(2,288)

Weighted average shares used in diluted computation - basic and diluted	7,422,208	4,400,298	4,351,517

Loss per share – basic and diluted	$(0.68)	$(0.55)	$(0.53)

As of December 31 2016, 2015 and 2014, all the Company’s outstanding warrants and convertible notes were excluded from the diluted loss per share calculation as they were anti-dilutive.